SUBSEQUENT EVENTS (Details)					1 Months Ended		12 Months Ended
	Jan. 07, 2021 USD ($) shares	Jan. 01, 2021 USD ($) $ / shares shares	Jan. 01, 2021 CNY (¥) shares	Nov. 13, 2020 USD ($) shares	Jan. 31, 2021 CNY (¥) shares	Jul. 31, 2020 shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Novo Investment HK Limited
Subsequent Event [Line Items]
Exercise price of warrants exercised | $				$ 34,000,000
Series F Redeemable Convertible Preferred Shares
Subsequent Event [Line Items]
Number of shares issued upon exercise of warrants							11,799,685
Series F Redeemable Convertible Preferred Shares | Novo Investment HK Limited
Subsequent Event [Line Items]
Exercise price of warrants exercised | $	$ 34,000,000
Number of shares issued upon exercise of warrants	11,799,685			11,799,685
Subsequent event | Series F Redeemable Convertible Preferred Shares | Novo Investment HK Limited
Subsequent Event [Line Items]
Exercise price of warrants exercised | $	$ 34,000,000
Number of shares issued upon exercise of warrants	11,799,685
Subsequent event | Cloopen Japan
Subsequent Event [Line Items]
Equity interest obtained					45.00%
Share options
Subsequent Event [Line Items]
Number of share options granted		4,025,499	4,025,499
Weighted average exercise price, granted | $ / shares		$ 0.248
Share-based compensation expenses		$ 31,500,000	¥ 205,400,000				¥ 18,157,866	¥ 12,328,148	¥ 5,388,241
Share options | Minimum
Subsequent Event [Line Items]
Requisite service period		3 years	3 years
Share options | Maximum
Subsequent Event [Line Items]
Requisite service period		4 years	4 years
Ordinary Shares
Subsequent Event [Line Items]
Share-based compensation expenses | ¥							¥ 5,071,378
Purchase of the non-controlling interests of the Group's subsidiaries						3,501,087
Ordinary Shares | Subsequent event
Subsequent Event [Line Items]
Share-based compensation expenses | ¥					¥ 21,500,000
Purchase of the non-controlling interests of the Group's subsidiaries					1,424,312